OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of other intangible assets
	Group MAY 1, 2017 – APR 30, 2018			Group MAY 1, 2016 – APR 30, 2017
TSEK	Patents	Research projects	Total	Patents	Research projects	Total
Opening acquisition cost	24,038	25,000	49,038	23,615	0	23,615
Purchases for the year	11,881	-	11,881	423	25,000	25,423
Disposals	(894)	-	(894)	-	-	0
Closing accumulated acquisition cost	35,025	25,000	60,025	24,038	25,000	49,038

Opening accumulated amortization	(12,867)	-	(12,867)	(11,679)	0	(11,679)
Amortization for the year	(1,538)	-	(1,538)	(1,188)	-	(1,188)
Disposals	338	-	338	-	-	0
Closing accumulated amortization	(14,067)	0	(14,067)	(12,867)	0	(12,867)

Closing carrying amount	20,958	25,000	45,957	11,171	25,000	36,171